ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 1,106	$ 263
Less: allowances for credit losses	(6)	0	$ 0	$ 0
Accounts receivable, net	1,100	263
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	885	250
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 221	$ 13